Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41335
Entity Registrant Name	JE CLEANTECH HOLDINGS LIMITED
Entity Central Index Key	0001905511
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Woodlands Sector 1
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	738361
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.003
Trading Symbol	JCSE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,752,720
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,500,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 Woodlands Sector 1
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	738361
City Area Code	+65
Local Phone Number	6368 4198
Contact Personnel Name	Bee Yin Hong, CEO
Contact Personnel Email Address	Elise.hong@jcs-echigo.com.sg